Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Class A Class C and Institutional | Managed Futures Strategy Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managed Futures Strategy Fund (the “Fund”) seeks to achieve absolute returns.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Class A shares, Class C shares or Institutional shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. This amount may vary depending on the Guggenheim Fund in which you invest. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without an initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example shown below. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 86 of the Prospectus, in Appendix A to the Prospectus — "Sales Charge Waivers and Discounts Available Through Intermediaries," and in the “Sales Charges, Reductions and Waivers” section beginning on page 76 of the Fund’s Statement of Additional Information (the “SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES  (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES   <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. This amount may vary depending on the Guggenheim Fund in which you invest.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement) in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve absolute returns. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements in any combination of global fixed income, currency, commodity, or equity markets. The strategies may be quantitative or fundamental in nature and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all markets to focused strategies that seek to provide exposure to a single asset class, sector, or market. The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector or market that the Advisor expects to fall in value. The Fund also may take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and also may take a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies. The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered consistent with applicable law at all times. The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund. The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodity, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements; exchange-traded notes (“ETNs”); and common stock. Certain of the ETFs and pooled investment vehicles in which the Fund may invest are managed and serviced by the Advisor and/or its affiliates. The Fund may purchase and sell options and futures contracts and swap agreements. Certain of the Fund's investments may expose the Fund to the risks of investing in emerging market countries. Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage imposed by the Investment Company Act of 1940 (the “1940 Act”), satisfy margin or collateral requirements, or meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. The Fund’s derivatives investments will be used both to obtain exposure to the commodity, currency, equity, and fixed income markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also intends to enter into short sales and invest in short positions of certain investments. The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivatives investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund also may invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks. The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) as measured at the end of every quarter of the Fund's taxable year. The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure (long or short) to the investment returns of global commodities markets. Because the Fund seeks to gain exposure to the commodity, currency, equity, and fixed income markets, the Fund, from time to time, may have significant indirect exposure through its derivatives investments to one or more of those markets or sectors comprising those markets.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Class A shares, Class C shares and Institutional shares of the Fund as an average over different periods of time in comparison to the performance of a regulatorily required broad-based securities market index (S&P 500® Index) and an additional index (ICE BofA 3-Month U.S. Treasury Bill Index).The Fund has included in the table below the performance of the S&P 500® Index in response to a new regulatory requirement that requires the Fund's broad-based securities market index represent the overall market. The ICE BofA 3-Month U.S. Treasury Bill Index serves as an additional comparative index to provide shareholders a means to compare the Fund's performance with that of an index the Advisor believes is representative of the Fund's investment universe. For additional information about the indexes noted above, please see Appendix B – Additional Index Information to the Fund’s prospectus.The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower.The performance information below reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Class A shares, Class C shares and Institutional shares of the Fund as an average over different periods of time in comparison to the performance of a regulatorily required broad-based securities market index (S&P 500® Index) and an additional index (ICE BofA 3-Month U.S. Treasury Bill Index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has included in the table below the performance of the S&P 500® Index in response to a new regulatory requirement that requires the Fund's broad-based securities market index represent the overall market. The ICE BofA 3-Month U.S. Treasury Bill Index serves as an additional comparative index to provide shareholders a means to compare the Fund's performance with that of an index the Advisor believes is representative of the Fund's investment universe.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The performance information below reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:Quarter EndedReturnHighest QuarterMarch 31, 202211.42%Lowest QuarterJune 30, 2015-7.55%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS   <br/>(for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Class A Class C and Institutional | Managed Futures Strategy Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money, including all or part of their investment in the Fund.
Class A Class C and Institutional | Managed Futures Strategy Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency.
Class A Class C and Institutional | Managed Futures Strategy Fund | Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed Securities Risk—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. As a result, asset-backed securities are particularly subject to credit risk and borrower defaults on the obligations underlying the asset-backed security will result in losses. In addition, asset-backed securities are typically particularly sensitive to changes in interest rates, which can cause the prices of asset-backed securities to be increasingly volatile and adversely affect the Fund’s holdings of asset-backed securities. Some asset-backed securities, including mortgage-backed securities, may have structures that make their performance based on changes in interest rates and other factors difficult to predict, causing their prices to be volatile. In particular, during periods of falling interest rates, asset-backed securities are more likely to be called or prepaid, which can result in the Fund having to reinvest proceeds in other investments at a lower interest rate or less advantageous terms, which would adversely affect the Fund. Asset-backed securities are also particularly subject to market, liquidity, valuation, prepayment and extension risks and are also subject to risk of impairment of the value of the underlying asset.
Class A Class C and Institutional | Managed Futures Strategy Fund | Bank Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bank Obligations Risk—The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but also are subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.
Class A Class C and Institutional | Managed Futures Strategy Fund | Collateralized Loan Obligations CLO and Collateralized Debt Obligations CDO Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Collateralized Loan Obligations (“CLO”) and Collateralized Debt Obligations (“CDO”) Risk—Through its investments in other investment companies, the Fund may have exposure to CLOs. CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed primarily by commercial loans, CLOs also bear many of the same risks as investing in loans directly. However, in addition to the risks associated with investment in commercial loans, the complex structure and highly leveraged nature of a CLO poses additional risks, including but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the CLO may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. CLOs incur indebtedness by issuing classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults or trading losses. Such losses on the underlying assets are borne first by the holders of subordinate tranches, which may take the form of an equity interest. The Fund’s investments in CLOs may decrease in market value or income when the CLO’s assets experience loan defaults or credit impairment, losses that extend the most subordinate tranches, or market anticipation of loan defaults and investor aversion to CLO securities as a class. CDOs are structured similarly to CLOs and bear many of the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than commercial loans, including securities (such as other asset-backed securities) and synthetic instruments or bonds, and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of the most subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. Moreover, CDOs that obtain their exposure through synthetic investments are exposed to risks associated with derivative instruments. The terms of many structured finance investments, including CLOs and CDOs, are tied to the Secured Overnight Financing Rate, known as SOFR, or other reference rates. These relatively new and developing rates may not match the reference rate applicable to the underlying assets related to these investments. These may adversely affect the Fund and its investments in CLOs and CDOs, including their value, volatility and liquidity. CLOs, CDOs and their underlying loan obligations are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially subjecting them to increased liquidity risk as compared to other types of investments. As a result, the proceeds from the sale of CLO securities may not be readily available to meet the Fund’s redemption or other obligations and the Fund may be unable to acquire or dispose of the securities at a price and time that are advantageous to the Fund.
Class A Class C and Institutional | Managed Futures Strategy Fund | Commodity Exposure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commodity Exposure Risk—The Fund may have investment exposure to the commodities markets and one or more sectors of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, commodity index volatility, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares. The Advisor anticipates that the Fund will have significant exposure to oil and other energy-related commodities. As a result, the Fund’s performance is subject to the volatility of global oil prices, and the risk that oil supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances may adversely affect the Fund’s performance.
Class A Class C and Institutional | Managed Futures Strategy Fund | Commodity Linked Derivatives Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commodity-Linked Derivatives Investment Risk—The Fund may invest directly and indirectly in commodity-linked derivative instruments. The value of a commodity-linked derivatives investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value ("NAV") of the Fund and, consequently, a shareholder’s interest in the Fund.
Class A Class C and Institutional | Managed Futures Strategy Fund | Counterparty Credit Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Counterparty Credit Risk—The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having potentially significant exposure to such counterparty.
Class A Class C and Institutional | Managed Futures Strategy Fund | Credit Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed income or other debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived by market participants, rating agencies, pricing services or otherwise to be unable or unwilling, to pay interest or repay principal on time, defaults or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial or political conditions in general or that affect a particular type of instrument, issuer, guarantor or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity and/or value of an instrument. The value of an instrument also may decline for reasons that relate directly to the issuer, guarantor or counterparty, such as management performance, financial leverage and reduced demand for goods and services or an actual or perceived change in financial condition or reputation. The issuer, guarantor or counterparty could also suffer a rapid decline in credit rating, which would adversely affect the value, price volatility and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Class A Class C and Institutional | Managed Futures Strategy Fund | Currency Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Currency Risk—Direct and indirect exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency exchange rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, the imposition of currency controls, or other political (including geopolitical), economic and social developments in the U.S. or abroad. In particular, the Fund may have direct and indirect exposure to foreign currencies and also may incur transaction costs in connection with conversions between those currencies.
Class A Class C and Institutional | Managed Futures Strategy Fund | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk—Derivatives and other instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, market conditions and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation, operational and legal restrictions and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative also may create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund, its liquidity, and other aspects of the Fund’s risk profile. The Fund’s use of derivatives to obtain short exposure, if any, may result in greater volatility of the Fund's NAV per share. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives also could result in a loss, which in some cases may be unlimited. Certain risks are specific to the particular type of derivative instrument in which the Fund may invest. For example, some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty, credit, legal, liquidity and valuation risks. Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts include imperfect correlation between the movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of futures positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures also are subject to leverage and liquidity risks. The Fund may invest in standard futures contracts, e-mini futures contracts, and micro e-mini futures contracts depending on the investment exposure needs of the Fund. E-mini futures contracts and micro e-mini futures contracts are similar to standard futures contracts, except that they are electronically traded and e-mini futures contracts generally are one-fifth the size of standard futures contracts and micro e-mini futures contracts generally are one-tenth the size of e-mini futures contracts. Options Risk—Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of options positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be traded on a designated contract market or swap execution facility. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Class A Class C and Institutional | Managed Futures Strategy Fund | Emerging Markets Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of the risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed. Furthermore, investments in or exposure to emerging markets are generally subject to risk in addition to the risks associated with investing in foreign securities, including the risks associated with trading in smaller markets, lower volumes of trading, limited information about issuers and securities, being subject to lower levels of government regulation and less extensive and transparent accounting, auditing, recordkeeping, financial reporting and other requirements, and being subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events.
Class A Class C and Institutional | Managed Futures Strategy Fund | Equity Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk—The Fund may invest in equity index futures, which subjects the Fund to equity securities risk. The prices of equity securities generally fluctuate more than those of fixed-income investments, may rise or fall rapidly or unpredictably, and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities comprising a reference index or the equity market generally may adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders.
Class A Class C and Institutional | Managed Futures Strategy Fund | Exchange Traded Notes Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Exchange-Traded Notes (“ETNs”) Risk—The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying investments, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced investments. The Fund’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk (which includes the risk that the issuer may fail).
Class A Class C and Institutional | Managed Futures Strategy Fund | Foreign Issuer Exposure Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Foreign Issuer Exposure Risk—The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political (including geopolitical) and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Class A Class C and Institutional | Managed Futures Strategy Fund | High Yield and Unrated Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) are regarded as predominantly speculative by certain rating agencies with respect to the issuer’s continuing ability to meet principal and interest payments. These securities generally present additional risks compared to investment grade bonds and are typically less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit and default risk, including risk of loss (which may be substantial or total loss) of income and principal, than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific factors, such as operating results and outlook, and to real or perceived adverse economic and competitive industry conditions. High yield securities may be issued by companies that ae restructuring, are smaller and less credit worthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. Under unusual or adverse economic, market or political conditions, high yield securities may be particularly susceptible to default risk and increased default rates. In the event of default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer. Based on its investment strategies, a significant portion of the Fund’s investments (directly or indirectly) can be comprised of high yield, below investment grade and unrated securities and thus particularly prone to the foregoing risks, which may result in losses to the Fund.
Class A Class C and Institutional | Managed Futures Strategy Fund | Interest Rate Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk—Fixed income and other debt instruments are subject to the possibility that interest rates could change (or are expected to change). Changes in interest rates (or the expectation of such changes) can be difficult to forecast and may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of previously issued fixed income and other debt instruments decline and when interest rates decrease, the values of fixed income and other debt instruments rise. During periods of rising interest rates, changes in interest rates on adjustable rate securities may lag behind changes in market rates, which may cause the value of such securities to decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The Fund’s yield, returns, and performance may be adversely affected by changing interest rates and the Fund’s NAV per share may be more volatile during changing interest rate environments. Changes in fiscal, economic, monetary and other policies or measures have in the past, and may in the future, cause or exacerbate the risks associated with changing interest rates. Changes in interest rates may also lead to an increase in Fund redemptions, which may result in high portfolio turnover costs and lower valuations, thereby adversely affecting the Fund’s performance.
Class A Class C and Institutional | Managed Futures Strategy Fund | Investment in Investment Vehicles Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Investment in Investment Vehicles Risk—The Fund may seek to gain certain exposure through investments in other investment vehicles. Investing in other investment vehicles, including ETFs, closed-end funds, short-term funds advised by the Advisor and/or its affiliates, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the shares.
Class A Class C and Institutional | Managed Futures Strategy Fund | Investment in Loans Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Investment in Loans Risk—The Fund may invest in loans directly or indirectly through assignments or participations. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk, prepayment risk, risk of subordination to other creditors, extension risk, and risk of insufficient or lack of protection under the federal securities laws. Loans may offer a fixed or floating interest rate. Loans are often below investment grade and may be unrated. The Fund’s investments in loans also can be difficult to value accurately, because of, among other factors, limited public information regarding the loan or the borrowers and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund also is subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. This risk is increased if the Fund’s loans are secured by a single asset. The Fund may also invest in loans that are not secured by collateral which typically present greater risks than collateralized loans. Transactions in loans are often subject to long settlement periods and often require consent from borrowers and/or an agent acting for the lenders, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. The Fund thus is subject to the risk of selling other investments at disadvantageous times or prices or taking other actions necessary to raise cash to meet its redemption obligations. Participations in loans may subject the Fund to the credit risk of both the borrower and the seller of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the seller of the participation (or an agent acting on its behalf). Covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s and the credit group’s operations or assets and by providing certain information and consent rights to lenders. In addition to operational covenants, loans and other debt obligations often contain financial covenants which require a borrower and the related credit group to satisfy certain financial tests at periodic intervals or to maintain compliance with certain financial metrics. The Fund is exposed to, including through investment in underlying funds, loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which generally are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. These "covenant-lite" loans or similar debt obligations are particularly subject to the risks associated with investments in loans as described above.
Class A Class C and Institutional | Managed Futures Strategy Fund | Investment in the Subsidiary Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Investment in the Subsidiary Risk—The Subsidiary, unless otherwise noted in the Fund’s Prospectus, is not subject to all of the investor protections of the Fund because the Subsidiary is not registered under the 1940 Act. The Fund is exposed to the risks of the Subsidiary’s investments, which are exposed to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. The character, timing, or amount that the Fund will pay in taxes may be affected by the Fund’s investment in the Subsidiary. Future or new legislation, Treasury regulations and/or guidance issued by the Internal Revenue Service (the “IRS”) may also affect whether income derived from the Fund’s investments in the Subsidiary is considered qualifying income.
Class A Class C and Institutional | Managed Futures Strategy Fund | Investment Technique Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Investment Technique Risk—Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.
Class A Class C and Institutional | Managed Futures Strategy Fund | Large Capitalization Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Class A Class C and Institutional | Managed Futures Strategy Fund | Leveraging Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Leveraging Risk—The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value of the Fund's portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return and leverage may, overall, increase the Fund’s sensitivity to various risks and interest rate environments.
Class A Class C and Institutional | Managed Futures Strategy Fund | Liquidity and Valuation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments to meet redemption requests or otherwise within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Liquidity and valuation risks are heightened in a changing interest rate or volatile environment particularly for fixed-income and other debt instruments.
Class A Class C and Institutional | Managed Futures Strategy Fund | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Market Risk—The value of, or income generated by, the investments held by the Fund may fluctuate rapidly and unpredictably. These fluctuations may be frequent and significant. In addition, the Fund may incur losses as a result of various market and economic factors, such as those affecting (or perceived to affect) individual companies or issuers or particular industries, or from broader influences, such as general market conditions. In addition, responses to government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters or other conditions or events may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. Under such conditions, the Fund (or an underlying fund) may experience significant redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. Certain securities may be difficult to value under such conditions. The Fund’s investments may perform poorly or underperform the general securities markets or other types of securities.
Class A Class C and Institutional | Managed Futures Strategy Fund | Mid Capitalization Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Securities Risk—The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources and may be more vulnerable to adverse developments than large capitalization companies.
Class A Class C and Institutional | Managed Futures Strategy Fund | OTC Trading Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.
Class A Class C and Institutional | Managed Futures Strategy Fund | Portfolio Turnover Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Class A Class C and Institutional | Managed Futures Strategy Fund | Prepayment and Extension Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Prepayment and Extension Risk—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Class A Class C and Institutional | Managed Futures Strategy Fund | Regulatory and Legal Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations (or amend regulations) and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund and/or the level of regulation or taxation applicable to the Fund, its investments or service providers. These developments impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Class A Class C and Institutional | Managed Futures Strategy Fund | Repurchase Agreement Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.
Class A Class C and Institutional | Managed Futures Strategy Fund | Short Sale and Short Exposure Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Short Sale and Short Exposure Risk—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit and leverage risks. The loss on a short sale or other short exposure, which, in some cases, may be theoretically unlimited, may be greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.
Class A Class C and Institutional | Managed Futures Strategy Fund | Small Capitalization Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources and may be more vulnerable to adverse developments than mid- or large-capitalization companies.
Class A Class C and Institutional | Managed Futures Strategy Fund | Tax Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Tax Risk—To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies (“RICs”), the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. More information about this, and other, requirements for qualification as a RIC can be found in the Fund’s SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal income tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). The Fund has received a private letter ruling from the IRS that concludes that the income attributable to the Fund's investment in the Subsidiary will be qualifying income. The “Subpart F” income (as defined in Section 951 of the Internal Revenue Code to include passive income, including income from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly to be treated as “qualifying income.” The Advisor intends to conduct the Fund’s investments in the Subsidiary in a manner consistent with the terms and conditions of its private letter ruling and applicable Treasury regulations, and will monitor the Fund's investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a RIC. The Fund will seek to restrict its income from instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income). However, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to qualify as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. Options entered into by the Fund may also be subject to the federal income tax rules applicable to straddles under the Internal Revenue Code. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not be eligible for the dividends received deduction for corporate shareholders or eligible to be treated as qualified dividend income for individual shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
Class A Class C and Institutional | Managed Futures Strategy Fund | Temporary Defensive Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Temporary Defensive Investment Risk—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.
Class A Class C and Institutional | Managed Futures Strategy Fund | Trading Halt Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Trading Halt Risk—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and fully invest its assets, which could adversely affect performance, and may prevent the Fund from achieving its investment objective.
Class A Class C and Institutional | Managed Futures Strategy Fund | Volatility Futures Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Volatility Futures Risk—The Fund may invest in volatility index futures. A volatility index generally attempts to reflect the projected future volatility of a specific market index by calculating the average price of listed options on the specific market index. The prices of options on market indices have tended to increase during periods of heightened volatility in the underlying market and decrease during periods of greater stability in the underlying market. Investments in volatility index futures are subject to the risk that the Fund is incorrect in its forecast of volatility for the reference index, and may have the potential for unlimited loss.
Class A Class C and Institutional | Managed Futures Strategy Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	1.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.55%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%	[2]
Fee Waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	2.58%	[2]
1 Year	rr_ExpenseExampleYear01	$ 361
3 Years	rr_ExpenseExampleYear03	805
5 Years	rr_ExpenseExampleYear05	1,374
10 Years	rr_ExpenseExampleYear10	2,924
1 Year	rr_ExpenseExampleNoRedemptionYear01	261
3 Years	rr_ExpenseExampleNoRedemptionYear03	805
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,374
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,924
2015	rr_AnnualReturn2015	(1.84%)
2016	rr_AnnualReturn2016	(15.81%)
2017	rr_AnnualReturn2017	6.64%
2018	rr_AnnualReturn2018	(8.69%)
2019	rr_AnnualReturn2019	6.64%
2020	rr_AnnualReturn2020	1.25%
2021	rr_AnnualReturn2021	1.75%
2022	rr_AnnualReturn2022	13.96%
2023	rr_AnnualReturn2023	2.88%
2024	rr_AnnualReturn2024	(0.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.55%)
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
5 Years	rr_AverageAnnualReturnYear05	3.82%
10 Years	rr_AverageAnnualReturnYear10	0.33%
Class A Class C and Institutional | Managed Futures Strategy Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	1.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.57%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[2]
Fee Waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.85%	[2]
1 Year	rr_ExpenseExampleYear01	$ 654
3 Years	rr_ExpenseExampleYear03	1,031
5 Years	rr_ExpenseExampleYear05	1,432
10 Years	rr_ExpenseExampleYear10	$ 2,550
1 Year	rr_AverageAnnualReturnYear01	(4.28%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	0.60%
Class A Class C and Institutional | Managed Futures Strategy Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	1.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.52%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[2]
Fee Waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	$ 158
3 Years	rr_ExpenseExampleYear03	492
5 Years	rr_ExpenseExampleYear05	849
10 Years	rr_ExpenseExampleYear10	$ 1,856
1 Year	rr_AverageAnnualReturnYear01	0.72%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	1.35%
Class A Class C and Institutional | Managed Futures Strategy Fund | Return After Taxes on Distributions | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.18%)
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	(0.96%)
Class A Class C and Institutional | Managed Futures Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.71%)
5 Years	rr_AverageAnnualReturnYear05	2.28%
10 Years	rr_AverageAnnualReturnYear10	(0.34%)
Class A Class C and Institutional | Managed Futures Strategy Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Class A Class C and Institutional | Managed Futures Strategy Fund | ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	1.77%

[1]	“Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement) in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees. In addition, the Advisor also has contractually agreed, through May 1, 2026, to waive the amount of the Fund's management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Advisor or any of its affiliates also serves as investment manager. The agreement may be terminated by the Advisor at the conclusion of any one-year term or by the Fund's Board of Trustees at any time, and when the Advisor ceases to serve as such.